LOSS ON VALUATION AND TRANSLATION OF FINANCIAL INSTRUMENTS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
LOSS ON VALUATION AND TRANSLATION OF FINANCIAL INSTRUMENTS
Loss (gain) on embedded derivatives related to long-term debt	$ 174	$ (106)	$ 3,583
Loss (gain) on reversal of embedded derivatives on debt redemption		244	(336)
Loss on valuation and translation of financial instruments	3,098	2,126	518
Fair value hedges
LOSS ON VALUATION AND TRANSLATION OF FINANCIAL INSTRUMENTS
Loss (gain) on the ineffective portion of hedges	$ 2,924	$ 1,988	(3,466)
Cash flow hedges
LOSS ON VALUATION AND TRANSLATION OF FINANCIAL INSTRUMENTS
Loss (gain) on the ineffective portion of hedges			$ 737